Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2021-1
Statement to Securityholders
Determination Date: March 10, 2022

Payment Date	3/15/2022
Collection Period Start	2/1/2022
Collection Period End	2/28/2022
Interest Period Start	2/15/2022
Interest Period End	3/14/2022

Cut-Off Date Net Pool Balance	$1,356,483,994.50
Cut-Off Date Adjusted Pool Balance	$1,356,483,994.50

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$63,090,475.62	$38,372,003.99	$24,718,471.63	0.088915	Nov-22
Class A-2 Notes	$466,200,000.00	$—	$466,200,000.00	1.000000	Feb-25
Class A-3 Notes	$466,200,000.00	$—	$466,200,000.00	1.000000	Sep-26
Class A-4 Notes	$105,390,000.00	$—	$105,390,000.00	1.000000	Apr-27
Class B Notes	$13,565,000.00	$—	$13,565,000.00	1.000000	Apr-27
Class C Notes	$13,564,000.00	$—	$13,564,000.00	1.000000	May-27
Class D Notes	$13,564,000.00	$—	$13,564,000.00	1.000000	Mar-28
Total Notes	$1,141,573,475.62	$38,372,003.99	$1,103,201,471.63

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$1,144,964,685.61	$1,106,592,681.62	0.815780
YSOC Amount	N/A	N/A
Adjusted Pool Balance	$1,144,964,685.61	$1,106,592,681.62
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,391,209.99	$3,391,209.99
Reserve Account Balance	$3,391,209.99	$3,391,209.99

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$63,090,475.62	0.13428%	ACT/360	$6,589.17
Class A-2 Notes	$466,200,000.00	0.32000%	30/360	$124,320.00
Class A-3 Notes	$466,200,000.00	0.77000%	30/360	$299,145.00
Class A-4 Notes	$105,390,000.00	1.04000%	30/360	$91,338.00
Class B Notes	$13,565,000.00	1.29000%	30/360	$14,582.38
Class C Notes	$13,564,000.00	1.43000%	30/360	$16,163.77
Class D Notes	$13,564,000.00	1.68000%	30/360	$18,989.60
Total Notes	$1,141,573,475.62			$571,127.92

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$1,144,964,685.61	$1,106,592,681.62
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$1,144,964,685.61	$1,106,592,681.62
Number of Receivable Outstanding	61,069	60,018
Weight Average Contract Rate	3.88%	3.88%
Weighted Average Remaining Term (months)	56	55

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$3,594,415.35
Principal Collections	$38,255,629.48
Liquidation Proceeds	$60,937.55
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$41,910,982.38
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$41,910,982.38

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$954,137.24	$954,137.24	$—	$—	$40,956,845.14
Interest - Class A-1 Notes	$6,589.17	$6,589.17	$—	$—	$40,950,255.97
Interest - Class A-2 Notes	$124,320.00	$124,320.00	$—	$—	$40,825,935.97
Interest - Class A-3 Notes	$299,145.00	$299,145.00	$—	$—	$40,526,790.97
Interest - Class A-4 Notes	$91,338.00	$91,338.00	$—	$—	$40,435,452.97
First Allocation of Principal	$—	$—	$—	$—	$40,435,452.97
Interest - Class B Notes	$14,582.38	$14,582.38	$—	$—	$40,420,870.59
Second Allocation of Principal	$7,852,794.00	$7,852,794.00	$—	$—	$32,568,076.59
Interest - Class C Notes	$16,163.77	$16,163.77	$—	$—	$32,551,912.82
Third Allocation of Principal	$13,564,000.00	$13,564,000.00	$—	$—	$18,987,912.82
Interest - Class D Notes	$18,989.60	$18,989.60	$—	$—	$18,968,923.22
Fourth Allocation of Principal	$13,564,000.00	$13,564,000.00	$—	$—	$5,404,923.22
Reserve Account Deposit Amount	$—	$—	$—	$—	$5,404,923.22
Regular Principal Distribution Amount	$3,391,209.99	$3,391,209.99	$—	$—	$2,013,713.23
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$2,013,713.23
Remaining Funds to Certificates	$2,013,713.23	$2,013,713.23	$—	$—	$—
Total	$41,910,982.38	$41,910,982.38	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	N/A
Increase/(Decrease)	N/A
Ending YSOC Amount	N/A

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$1,144,964,685.61	$1,106,592,681.62
Note Balance	$1,141,573,475.62	$1,103,201,471.63
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,391,209.99	$3,391,209.99
Target Overcollateralization Amount	$3,391,209.99	$3,391,209.99
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,391,209.99
Beginning Reserve Account Balance	$3,391,209.99
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,391,209.99

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.01%	5	$116,374.51
Liquidation Proceeds of Defaulted Receivables[1]	0.01%	15	$60,937.55
Monthly Net Losses (Liquidation Proceeds)			$55,436.96
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			(0.07)%
Second Preceding Collection Period			0.04%
Preceding Collection Period			0.11%
Current Collection Period			0.06%
Four-Month Average Net Loss Ratio			0.04%
Cumulative Net Losses for All Periods			$325,309.69
Cumulative Net Loss Ratio			0.02%
1 Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.10%	55	$1,146,251.17
60-89 Days Delinquent	0.02%	13	$275,083.27
90-119 Days Delinquent	0.00%	3	$40,271.27
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.13%	71	$1,461,605.71

Repossession Inventory:	# of Receivables	Principal Balance
Repossessed in the Current Collection Period	2	$58,138.25
Total Repossessed Inventory	4	$119,332.98

60+ Delinquency Percentage:	# of Receivables	Amount
60+ Day Delinquent Receivables	16	$315,354.54
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period		0.03%
Second Preceding Collection Period		0.02%
Preceding Collection Period		0.02%
Current Collection Period		0.03%
Delinquency Trigger		4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)		No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of February 2022:

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.86	0.08%	40	0.07%